Document and Entity Information	3 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	PRECISION OPTICS CORPORATION, INC.
Entity Central Index Key	0000867840
Document Type	S-1/A
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2020
Emerging Growth Company	false
Entity Small Business	true
Incorporation state country code	MA